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                          Morgan, Lewis & Bockius LLP
                              1800 M Street N.W.
                            Washington, D.C. 20036


July 5, 2000


VIA EDGAR
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Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re:  Nuveen Money Market Trust (File Nos. 333-74835 and 811-09267)
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     Filing pursuant to Rule 497(j)
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Ladies and Gentlemen:

On behalf of our client, Nuveen Money Market Trust (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the prospectuses dated June 28, 2000 for the Nuveen Institutional Tax-Exempt Money Market Fund, Nuveen Municipal Money Market Funds, and Nuveen Money Market Fund and the Statements of Additional Information also dated June 28, 2000 for the Nuveen Money Market Fund, Nuveen California Tax-Exempt Money Market Fund, Nuveen New York Tax-Exempt Money Market Fund, and Nuveen Institutional Tax-Exempt Money Market Fund that would have been filed pursuant to Rule 497(c) of the 1933 Act, do not differ from those contained in the Trust's Post-Effective Amendment No. 3 which was filed via EDGAR on June 28, 2000.

Please contact me at (202) 467-7662 should you have any questions or comments concerning this filing.


Sincerely,

/s/ Thomas S. Harman

Thomas S. Harman